4. EQUIPMENT: Scheduleo of Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Scheduleo of Equipment

	Furniture and other equipment	Vehicles	Other assets	Total
Cost
As at January 1, 2021	$ 124.225	$ 41,985	$ 23,295	$ 189,505
Additions during the year	257	-	-	-
Exchange adjustment	(9,687)	(3,273)	(1,816)	(14,776)
As at December 31, 2021	114,795	38,712	21,479	174,986
Additions during the year	2,531	-	-	2,531
Exchange adjustment	535	180	100	815
As at December 31, 2022	$ 117,861	$ 38,892	$ 21,579	$ 178,332

Accumulated depreciation
As at January 1, 2021	$ 120,677	$ 40,237	$ 23,295	$ 184.209
Depreciation for the year	1,481	1,662	-	3.143
Exchange adjustment	(9,453)	(3,187)	(1,816)	(14,456)
As at December 31, 2021	112,705	38,712	21,479	172.896
Depreciation for the year	1,923	-	-	1,923
Exchange adjustment	631	180	100	911
As at December 31, 2022	$ 115,259	$ 38,892	$ 21,579	$ 175,730

Net book value
As at January 1, 2021	$ 3,548	$ 1,748	$ -	$ 5,296
As at December 31, 2021	$ 2,090	$ -	$ -	$ 2,090
As at December 31, 2022	$ 2,602	$ -	$ -	$ 2,602